Taxation (Tables)	6 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Current and Deferred Portion of Income Tax Expense

The following table sets forth current and deferred portion of income tax expense of the Company’s subsidiaries:

	For the six months ended December 31,
	2024	2023
	(unaudited)	(unaudited)
Current income tax expense	$739,079	$1,279,314
Deferred income tax benefit	(63,827)	-
Total income tax expense	$675,252	$1,279,314

Schedule of Income Taxes and the Provision at the Statutory Rate

A reconciliation between the Group’s actual provision for income taxes and the provision at the Singapore statutory rate is as follows:

	For the six months ended December 31,
	2024	2023
	(unaudited)	(unaudited)
Income before income tax expenses	$1,742,146	$7,522,920
Income tax expenses at the Singapore statutory rate	296,165	1,278,896
Impact of different tax rates in other jurisdictions	391,841	13,330
Effect of preferential tax rate	(12,754)	(12,912)
Total income tax expense	$675,252	$1,279,314